Business combination (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of changes in carrying amount of goodwill
RMB
Balance at December 31, 2016	-
Goodwill acquired	-
Goodwill disposed	-
Balance at December 31, 2017	-
Goodwill acquired	5,812
Goodwill disposed	-
Balance at December 31, 2018	5,812
Balance at December 31, 2018 (US$)	845